Trade and other receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	€ 19.0	€ 18.9
Recognised assets representing continuing involvement in derecognised financial assets	0.0	0.0
Current Trade Receivables, Reduction in Trade Terms	231.4	189.9
Current trade payables, relating to trade terms	(63.4)	(93.8)
Total trade terms liabilities	(294.8)	(283.7)
Current assets
Trade receivables	211.2	182.8
Prepayments and accrued income	15.9	15.4
Other receivables	34.6	32.3
Tax receivable	5.1	4.1
Total current trade and other receivables	266.8	234.6
Non-current assets
Other non-current assets	8.1	8.9
Total non-current trade and other receivables	8.1	8.9
Total trade and other receivables	€ 274.9	€ 243.5